RIGHT-OF-USE ASSET AND LEASE LIABILITY	9 Months Ended
Jun. 30, 2024
Right-of-use Asset And Lease Liability
RIGHT-OF-USE ASSET AND LEASE LIABILITY

6. RIGHT-OF-USE ASSET AND LEASE LIABILITY

As of June 30, 2024, the Company has one long-term operating lease for its corporate headquarters located at 10 Times Square, 30th Floor, New York, New York 10018. Lease components in the Company’s long-term operating lease are accounted for following the guidance in ASC 842 for the capitalization of long-term leases. At June 30, 2024, the lease liability is equal to the present value of the remaining lease payments, discounted using a borrowing rate based on similar debt. Lease activity for the three and nine months ended June 30, 2024 and 2023, was as follows:

Balance sheet information related to the Company’s leases is presented below:

Operating leases:	June 30, 2024	September 30, 2023
Operating right-of-use asset	$1,872,763	$—
Operating lease liability, current	352,281	—
Operating lease liability, long-term	1,618,510	—

The following provides details of the Company’s lease expense:

	Three Months Ended June 30,		Nine Months Ended June 30,
Lease cost:	2024	2023	2024	2023
Operating lease cost	$103,263	$—	$131,632	$—

Other information related to leases is presented below:

Cash paid for amounts included in the	Three Months Ended June 30,		Nine Months Ended June 30,
measurement of lease liabilities:	2024	2023	2024	2023
Operating cash outflows from operating leases	$33,605	$—	$33,605	$—

June 30, 2024
Weighted-average discount rate – operating lease	13.5%
Weighted-average remaining lease term – operating lease (in years)	7.3

As of June 30, 2024, the expected annual minimum lease payments of the Company’s operating lease liabilities were as follows:

For the Years Ended September 30,
2024	$100,815
2025	339,411
2026	418,508
2027	428,971
2028	439,695
Thereafter	1,306,255
Total future minimum lease payments, undiscounted	3,033,655
Less: Imputed interest for leases in excess of one year	(1,062,864)
Present value of future minimum lease payments	1,970,791
Less: Current portion of lease liabilities	(352,281)
Total lease liabilities less current portion	$1,618,510

NANO NUCLEAR ENERGY INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

As of June 30, 2024

(Unaudited)